Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Nov. 19, 2019	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Apr. 20, 2016	Oct. 31, 2015	Apr. 30, 2015
C000085498
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 14,167	$ 14,048	$ 12,016	$ 12,168	$ 13,033	$ 8,950		$ 9,921	$ 9,618	$ 9,711	$ 8,759		$ 8,504	$ 10,000
C000085499
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 14,027	13,909	11,928	12,092	12,981	8,913		9,897	9,596	9,685	8,750		8,499	10,000
C000085496
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 13,217	13,122	11,268	11,424	12,284	8,455		9,405	9,134	9,236	8,362		8,138	9,580
C000085497
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 12,808	12,768	11,039	11,282	12,225	8,465		9,495	9,294	9,466	8,626		8,462	10,000
C000139941
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 14,368	14,244	12,178	12,311	13,187	9,022		9,997	9,670	9,736	8,773		8,510	10,000
C000082623
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 13,773	13,226	12,176	11,945	13,086	12,119		11,229	10,474	10,545	10,426		9,755	10,000
C000085359
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 13,644	13,108	12,078	11,859	12,997	12,060		11,183	10,434	10,525	10,420		9,749	10,000
C000085438
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 13,774	13,238	12,173	11,941	13,088	12,121		11,228	10,474	10,556	10,430		9,755	10,000
C000082621
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 13,122	12,630	11,644	11,449	12,572	11,681		10,851	10,141	10,243	10,151		9,519	9,773
C000082622
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 12,459	12,037	11,183	11,088	12,264	11,476		10,733	10,108	10,291	10,274		9,705	10,000
C000085437
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 13,782	13,240	12,175	11,950	13,085	12,129		11,234	10,476	10,554	10,435		9,754	10,000
C000152483
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 13,790	13,242	12,182	11,963	13,096	12,133		11,243	10,482	10,563	10,439		9,766	10,000
C000161781
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,284	11,930	10,620	10,410	12,789	12,407		11,993	10,731	11,002	10,433		9,931	10,000
C000161779
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,390	11,092	9,882	9,711	11,963	11,637		11,273	10,111	10,392	9,881	$ 9,580
C000161780
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 11,121	10,870	9,759	9,662	11,990	11,759		11,470	10,366	10,734	10,285	10,000
C000161785
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 10,261	9,980	8,871	8,695	10,678	10,354	$ 10,000
C000133860
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 13,222	13,245	11,678	11,360	13,015	11,886		11,804	10,788	10,820	10,677		10,154	10,000
C000133863
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 12,504	12,553	11,084	10,821	12,428	11,371		11,328	10,379	10,436	10,323		9,844	9,696
C000133864
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 11,953	12,045	10,715	10,540	12,197	11,250		11,285	10,417	10,552	10,518		10,112	10,000
C000082626
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,969	12,935	12,037	11,703	12,426	11,385		11,034	10,533	10,550	10,344		9,971	10,000
C000085360
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 12,860	12,819	11,935	11,621	12,353	11,332		10,997	10,501	10,535	10,335		9,978	10,000
C000085439
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 12,974	12,939	12,035	11,707	12,431	11,382		11,036	10,538	10,551	10,340		9,983	10,000
C000082624
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 12,279	12,262	11,429	11,140	11,858	10,891		10,589	10,126	10,168	9,993		9,666	9,697
C000082625
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 11,739	11,767	11,062	10,863	11,649	10,774		10,547	10,177	10,290	10,189		9,930	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 22,879	22,680	17,080	15,456	19,310	14,067		13,411	11,911	11,973	9,718		9,523	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 22,879	22,680	17,080	15,456	19,310	14,067		13,411	11,911	11,973	9,718		9,523	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 22,879	22,680	17,080	15,456	19,310	14,067		13,411	11,911	11,973	9,718		9,523	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 22,879	22,680	17,080	15,456	19,310	14,067		13,411	11,911	11,973	9,718		9,523	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 22,879	22,680	17,080	15,456	19,310	14,067		13,411	11,911	11,973	9,718		9,523	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,359	10,276	10,239	12,144	12,202		11,491	10,305	10,521	10,427		9,990	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,359	10,276	10,239	12,144	12,202		11,491	10,305	10,521	10,427		9,990	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,359	10,276	10,239	12,144	12,202		11,491	10,305	10,521	10,427		9,990	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,359	10,276	10,239	12,144	12,202		11,491	10,305	10,521	10,427		9,990	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,359	10,276	10,239	12,144	12,202		11,491	10,305	10,521	10,427		9,990	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,359	10,276	10,239	12,144	12,202		11,491	10,305	10,521	10,427		9,990	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,359	10,276	10,239	12,144	12,202		11,491	10,305	10,521	10,427		9,990	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	11,359	10,276	10,239	12,144	12,202		11,491	10,305	10,521	10,427		9,990	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,382	11,097	10,038	10,003	11,863	11,920		11,226	10,067	10,278	10,186	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,146	9,892	8,948	8,917	10,575	10,626	$ 10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,306	12,404	11,307	11,016	12,515	12,194		11,771	10,757	10,813	10,581		10,168	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,306	12,404	11,307	11,016	12,515	12,194		11,771	10,757	10,813	10,581		10,168	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,306	12,404	11,307	11,016	12,515	12,194		11,771	10,757	10,813	10,581		10,168	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,306	12,404	11,307	11,016	12,515	12,194		11,771	10,757	10,813	10,581		10,168	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,306	12,404	11,307	11,016	12,515	12,194		11,771	10,757	10,813	10,581		10,168	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,306	12,404	11,307	11,016	12,515	12,194		11,771	10,757	10,813	10,581		10,168	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,306	12,404	11,307	11,016	12,515	12,194		11,771	10,757	10,813	10,581		10,168	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,306	12,404	11,307	11,016	12,515	12,194		11,771	10,757	10,813	10,581		10,168	10,000
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
Account Value	$ 13,907	13,988	12,521	12,719	12,683	8,386		10,390	9,956	9,836	9,093		8,745	10,000
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
Account Value	$ 13,907	13,988	12,521	12,719	12,683	8,386		10,390	9,956	9,836	9,093		8,745	10,000
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
Account Value	$ 13,907	13,988	12,521	12,719	12,683	8,386		10,390	9,956	9,836	9,093		8,745	10,000
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
Account Value	$ 13,907	13,988	12,521	12,719	12,683	8,386		10,390	9,956	9,836	9,093		8,745	10,000
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value [Line Items]
Line Graph and Table Measure Name	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
Account Value	$ 13,907	13,988	12,521	12,719	12,683	8,386		10,390	9,956	9,836	9,093		8,745	10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 13,154	12,627	11,724	11,621	12,520	11,696		10,930	10,228	10,291	10,276		9,817	10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 13,154	12,627	11,724	11,621	12,520	11,696		10,930	10,228	10,291	10,276		9,817	10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 13,154	12,627	11,724	11,621	12,520	11,696		10,930	10,228	10,291	10,276		9,817	10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 13,154	12,627	11,724	11,621	12,520	11,696		10,930	10,228	10,291	10,276		9,817	10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 13,154	12,627	11,724	11,621	12,520	11,696		10,930	10,228	10,291	10,276		9,817	10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 13,154	12,627	11,724	11,621	12,520	11,696		10,930	10,228	10,291	10,276		9,817	10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 13,154	12,627	11,724	11,621	12,520	11,696		10,930	10,228	10,291	10,276		9,817	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,382	11,097	10,038	10,003	11,863	11,920		11,226	10,067	10,278	10,186	$ 10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 13,154	12,627	11,724	11,621	12,520	11,696		10,930	10,228	10,291	10,276		9,817	10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 13,154	12,627	11,724	11,621	12,520	11,696		10,930	10,228	10,291	10,276		9,817	10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 13,154	12,627	11,724	11,621	12,520	11,696		10,930	10,228	10,291	10,276		9,817	10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 13,154	12,627	11,724	11,621	12,520	11,696		10,930	10,228	10,291	10,276		9,817	10,000
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 13,154	$ 12,627	$ 11,724	$ 11,621	$ 12,520	$ 11,696		$ 10,930	$ 10,228	$ 10,291	$ 10,276		$ 9,817	$ 10,000